Long-Term Investment (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022	Jun. 30, 2022	Sep. 15, 2021
Long-Term Investment (Details) [Line Items]
Investment amount	$ 0		¥ 6,000,000
Transfer the equity amount	$ 830,358	¥ 6,000,000
Fuzhou Fumao [Member]
Long-Term Investment (Details) [Line Items]
Percentage of equity investment	20.00%		20.00%	20.00%	47.00%
Fuzhou Fumao [Member] | Maximum [Member]
Long-Term Investment (Details) [Line Items]
Percentage of equity investment						67.00%
Fuzhou Fumao [Member] | Minimum [Member]
Long-Term Investment (Details) [Line Items]
Percentage of equity investment						20.00%